UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

      /s/ David Rasiel     New York, NY     April 21, 2009

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     38

Form13F Information Table Value Total:     $1,102,748 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AON CORP                       COM              037389103   103397  2533000 SH       SOLE                  2533000        0        0
BALL CORP                      COM              058498106     7877   181500 SH       SOLE                   181500        0        0
BERKLEY W R CORP               COM              084423102    30479  1351600 SH       SOLE                  1351600        0        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133T103    69566  3738100 SH       SOLE                  3738100        0        0
DOLLAR TREE INC                COM              256746108    16684   374500 SH       SOLE                   374500        0        0
DR PEPPER SNAPPLE GROUP INC    COM              26138E109    18601  1100000 SH       SOLE                  1100000        0        0
EMPLOYERS HOLDINGS INC         COM              292218104     5195   544500 SH       SOLE                   544500        0        0
FASTENAL CO                    COM              311900104    38502  1197400 SH       SOLE                  1197400        0        0
FIRSTENERGY CORP               COM              337932107    12946   335400 SH       SOLE                   335400        0        0
FISERV INC                     COM              337738108    37791  1036500 SH       SOLE                  1036500        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    23450  1565400 SH       SOLE                  1565400        0        0
INTEL CORP                     COM              458140100     3986   265200 SH       SOLE                   265200        0        0
JOHN BEAN TECHNOLOGIES CORP    COM              477839104     6155   588400 SH       SOLE                   588400        0        0
JOHNSON CTLS INC               COM              478366107    13169  1097400 SH       SOLE                  1097400        0        0
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    13780   235600 SH       SOLE                   235600        0        0
LOCKHEED MARTIN CORP           COM              539830109   111622  1617000 SH       SOLE                  1617000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    25978   628400 SH       SOLE                   628400        0        0
MEDTRONIC INC                  COM              585055106    48723  1653300 SH       SOLE                  1653300        0        0
MENS WEARHOUSE INC             COM              587118100     7161   473000 SH       SOLE                   473000        0        0
NOKIA CORP                     SPONSORED ADR    654902204     2918   250000 SH       SOLE                   250000        0        0
ORACLE CORP                    COM              68389X105    45862  2538000 SH       SOLE                  2538000        0        0
PARKER HANNIFIN CORP           COM              701094104     9175   270000 SH       SOLE                   270000        0        0
PRECISION CASTPARTS CORP       COM              740189105    97310  1624533 SH       SOLE                  1624533        0        0
PRUDENTIAL FINL INC            COM              744320102     4154   218400 SH       SOLE                   218400        0        0
RAYTHEON CO                    COM NEW          755111507    56268  1445000 SH       SOLE                  1445000        0        0
RLI CORP                       COM              749607107    26486   527600 SH       SOLE                   527600        0        0
SEACOR HOLDINGS INC            COM              811904101    26321   451400 SH       SOLE                   451400        0        0
SMITH INTL INC                 COM              832110100    60183  2801800 SH       SOLE                  2801800        0        0
SONIC CORP                     COM              835451105    13595  1356800 SH       SOLE                  1356800        0        0
SPIRIT AEROSYSTEMS HLDGS INC   COM CL A         848574109    10090  1012000 SH       SOLE                  1012000        0        0
STANCORP FINL GROUP INC        COM              852891100    22821  1001800 SH       SOLE                  1001800        0        0
STRAYER ED INC                 COM              863236105    34715   193000 SH       SOLE                   193000        0        0
STRYKER CORP                   COM              863667101    25343   744500 SH       SOLE                   744500        0        0
SUPERIOR ENERGY SVCS INC       COM              868157108    10995   853000 SH       SOLE                   853000        0        0
SYKES ENTERPRISES INC          COM              871237103     8702   523300 SH       SOLE                   523300        0        0
UNITEDHEALTH GROUP INC         COM              91324P102     5373   256700 SH       SOLE                   256700        0        0
USANA HEALTH SCIENCES INC      COM              90328M107     2697   120600 SH       SOLE                   120600        0        0
WELLPOINT INC                  COM              94973V107    44678  1176678 SH       SOLE                  1176678        0        0